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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ] Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Principal
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


/s/ Kristopher N. Kristynik               Dallas, TX    May 16, 2011
-------------------------------------   -------------   ------------
(Signature)                             (City, State)      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total: 185,647 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                      VOTING AUTHORITY
                                                        VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (X1000) PRN AMT PRN CALL DISCRETION  MANAGER   SOLE  SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC      COM            00507V109   3,620  330,000 SH   N/A    SOLE       --    330,000    0     0
BARRICK GOLD CORP            COM            067901108   2,523   48,600 SH   N/A    SOLE       --     48,600    0     0
CASH AMER INTL INC           COM            14754D100   3,633   78,900 SH   N/A    SOLE       --     78,900    0     0
CME GROUP INC                COM            12572Q105   3,016   10,000 SH   N/A    SOLE       --     10,000    0     0
CROCS INC                    COM            227046109   3,354  188,000 SH   N/A    SOLE       --    188,000    0     0
DOLLAR TREE INC              COM            256746108   2,029   36,550 SH   N/A    SOLE       --     36,550    0     0
ELECTRONIC ARTS INC          COM            285512109   4,519  231,400 SH   N/A    SOLE       --    231,400    0     0
EOG RES INC                  COM            26875P101   1,481   12,500 SH   N/A    SOLE       --     12,500    0     0
EXPEDIA INC DEL              COM            30212P105   3,383  149,300 SH   N/A    SOLE       --    149,300    0     0
GEO GROUP INC                COM            36159R103   5,253  204,859 SH   N/A    SOLE       --    204,859    0     0
HEWLETT PACKARD CO           COM            428236103   3,052   74,500 SH   N/A    SOLE       --     74,500    0     0
INTUIT                       COM            461202103   2,666   50,200 SH   N/A    SOLE       --     50,200    0     0
ITT CORP NEW                 COM            450911102   4,384   73,000 SH   N/A    SOLE       --     73,000    0     0
MATTEL INC                   COM            577081102   3,333  133,700 SH   N/A    SOLE       --    133,700    0     0
OCCIDENTAL PETE CORP DEL     COM            674599105   3,803   36,400 SH   N/A    SOLE       --     36,400    0     0
PEPSICO INC                  COM            713448108   2,879   44,700 SH   N/A    SOLE       --     44,700    0     0
QUALCOMM INC                 COM            747525103   3,191   58,200 SH   N/A    SOLE       --     58,200    0     0
SAIC INC                     COM            78390X101   1,902  112,398 SH   N/A    SOLE       --    112,398    0     0
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605     918   56,000 SH   N/A    SOLE       --     56,000    0     0
SMURFIT-STONE CONTAINER CORP COM            83272A104   3,583   92,700 SH   N/A    SOLE       --     92,700    0     0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  72,767  548,814 SH   N/A    SOLE       --    548,814    0     0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  21,612  163,000 SH   PUT    SOLE       --    163,000    0     0
STRAYER ED INC               COM            863236105   3,476   26,640 SH   N/A    SOLE       --     26,640    0     0
TIME WARNER INC              COM NEW        887317303   3,881  108,700 SH   N/A    SOLE       --    108,700    0     0
TYCO INTERNATIONAL LTD       SHS            H89128104   2,807   62,700 SH   N/A    SOLE       --     62,700    0     0
VIACOM INC NEW               CL B           92553P201   5,271  113,300 SH   N/A    SOLE       --    113,300    0     0
WAL MART STORES INC          COM            931142103   2,056   39,500 SH   N/A    SOLE       --     39,500    0     0
WEIGHT WATCHERS INTL INC NEW COM            948626106   4,507   64,300 SH   N/A    SOLE       --     64,300    0     0
WHITING PETE CORP NEW        COM            966387102   1,844   25,100 SH   N/A    SOLE       --     25,100    0     0
YAHOO INC                    COM            984332106   4,904  294,000 SH   N/A    SOLE       --    294,000    0     0